Share capital (Details 1) - Warrant [Member]	3 Months Ended
Mar. 31, 2018 $ / shares
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Share price	$ 0.55
Risk-free interest rate	1.01%
Dividend rate	0.00%
Expected life	5 years
Annualized volatility	72.00%